Preferred and Common Stock (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended
	Feb. 23, 2015	Jan. 24, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares authorized			10,000,000		10,000,000	10,000,000
Preferred stock, par value			$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized			100,000,000		100,000,000	100,000,000
Common stock, par value			$ 0.001		$ 0.001	$ 0.001
Shares issued during period for consulting services	$ 6,000	$ 40,000	$ (9,389)		$ (122,100)
Shares issued during period for consulting services, shares	60,000	400,000
Common stock, shares issued			16,881,000		16,421,000	9,200,000
Common stock, shares outstanding			16,881,000		16,421,000	9,200,000
Convertible secured notes			1,200,000
Second part of the original offering			146,100
Prepaid expense			17,874
Warrant [Member]
Authorized issuance warrants were issued			400,000
Fair value of warrants			32,187
Consulting expense			7,153
Prepaid expense			$ 25,034